Income Taxes - Components of Company's Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Vessels and equipment	$ 437	$ 437
Tax losses carried forward	36,219	115,564
Other	6,150	7,166
Total deferred tax assets	42,806	123,167
Deferred tax liabilities:
Other	47	76
Total deferred tax liabilities	130	195
Net Deferred Tax Assets Before Deducting Valuation Allowance	42,676	122,972
Valuation allowance	(38,572)	(120,810)
Operating Loss Carryforwards [Line Items]
Freight tax provisions (note 18)	41,404	47,813	$ 42,477	$ 46,956
Net Deferred Tax Assets Before Deducting Valuation Allowance	42,676	122,972
Net deferred tax assets	4,104	2,162
Deferred Tax Liabilities, Property, Plant and Equipment	83	32
deferred tax liability, Provisions	0	$ 87
Norway
Operating Loss Carryforwards [Line Items]
Tax losses and disallowed finance costs	$ 11,600